Financial risk management objectives and policies - Schedule of Unrealized Gains (Losses) in Fair Value of Hedging Instruments in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of detailed information about hedges [line items]
Net loss	$ (13.3)	$ (0.5)	$ 0.4
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net loss	(8.1)	(1.8)	4.1
Tax recovery	$ 2.8	$ 0.3	$ (0.8)